CECL (Details 14) SFr in Millions	6 Months Ended
	Jun. 30, 2023 CHF (SFr) year	Jun. 30, 2022 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract		12
Restructured loans, Modifications, Pre-Modification Recorded Investment		SFr 299.0
Restructured loans, Modifications, Post-Modification Recorded Investment		SFr 257.0
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 301.2
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.12%
PF Principal Forgiveness [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 1.0
Financing Receivable Troubled Debt Restructuring Decrease From Modification	18.9
IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 24.2
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	1.76%
TE Term Extension [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 214.3
Financing Receivable Modified Weighted Average Term Increase From Modification | year	0.93
Consumer | Mortgages
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 49.9
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.05%
Consumer | Mortgages | PF Principal Forgiveness [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 0.6
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.00%
Financing Receivable Troubled Debt Restructuring Decrease From Modification	SFr 11.7
Consumer | Mortgages | IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 3.6
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.00%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	1.28%
Consumer | Mortgages | TE Term Extension [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 45.7
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.04%
Financing Receivable Modified Weighted Average Term Increase From Modification | year	0.09
Consumer | Loans collateralized by securities
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 4.7
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.01%
Consumer | Loans collateralized by securities | IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 4.7
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.01%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	1.98%
Consumer | Consumer finance | IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 0.0
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.00%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	2.71%
Corporate and institutional | Real estate
Restructured loans
Restructured loans, Modifications, Number of contracts | contract		1
Restructured loans, Modifications, Pre-Modification Recorded Investment		SFr 102.0
Restructured loans, Modifications, Post-Modification Recorded Investment		SFr 82.0
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 65.1
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.28%
Corporate and institutional | Real estate | IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 1.2
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.01%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	1.50%
Corporate and institutional | Real estate | TE Term Extension [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 63.9
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.28%
Financing Receivable Modified Weighted Average Term Increase From Modification | year	1.25
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract		11
Restructured loans, Modifications, Pre-Modification Recorded Investment		SFr 197.0
Restructured loans, Modifications, Post-Modification Recorded Investment		SFr 175.0
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 180.3
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.32%
Corporate and institutional | Commercial and industrial loans | PF Principal Forgiveness [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 0.4
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.00%
Financing Receivable Troubled Debt Restructuring Decrease From Modification	SFr 7.2
Corporate and institutional | Commercial and industrial loans | IRR Interest Rate Reduction [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 14.7
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.03%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	1.84%
Corporate and institutional | Commercial and industrial loans | TE Term Extension [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 103.5
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.19%
Financing Receivable Modified Weighted Average Term Increase From Modification | year	1.10
Corporate and institutional | Commercial and industrial loans | OtIPD Payment Deferral [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 14.4
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.03%
Financing Receivable Troubled Debt Restructuring Amortized Cost Amount Of Payment Deferral From Modification	SFr 3.3
Corporate and institutional | Commercial and industrial loans | Co4_IRR and TE [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 9.7
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.02%
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	0.10%
Financing Receivable Modified Weighted Average Term Increase From Modification | year	0.87
Corporate and institutional | Commercial and industrial loans | Co6_TE and OtIPD [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 37.6
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.07%
Financing Receivable Troubled Debt Restructuring Amortized Cost Amount Of Payment Deferral From Modification	SFr 22.0
Financing Receivable Modified Weighted Average Term Increase From Modification | year	2.72
Corporate and institutional | Financial institutions
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 1.2
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.00%
Corporate and institutional | Financial institutions | TE Term Extension [Member]
Restructured loans
Financing Receivable, Excluding Accrued Interest, Modified in Period, Amount	SFr 1.2
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.00%
Financing Receivable Modified Weighted Average Term Increase From Modification | year	0.58